Reporting and Accounting Policies - Unrecorded Unconditional Purchase Obligations (Details) $ in Millions	Dec. 31, 2023 USD ($)
Unrecorded Unconditional Purchase Obligation, Fiscal Year Maturity [Abstract]
2024	$ 780.0
2025	139.5
2026	68.6
2027	26.5
2028	7.8
Thereafter	2.4
Total	$ 1,024.8